Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
POLICIES AND PRACTICES RELATED TO THE GRANT OF CERTAIN EQUITY AWARDS
The Board has determined that the Compensation Committee is best qualified to review and approve grants of awards to recipients, other than our non-employee
directors, (the “
Non-Director
Recipients
”) and to review and recommend to the Board for approval grants of awards to recipients who are our non-employee
directors (the “
Director Recipients
”). Our equity awards, including stock options, are granted in accordance with our Policy for the Granting of Equity-Based Awards (the “
Equity Grant policy
”) which lays out a predetermined schedule.
Annual grants of equity awards to our
Non-Director
Recipients, including our NEOs, and to our Director Recipients shall be granted each year as of the close of business on the second business day following filing of the Form
10-K
for the preceding fiscal year. The amount of such equity awards is determined using the fair market value of the Company’s common stock on the date of grant. The Compensation Committee may also grant equity awards to individuals upon their hire or promotion to executive officer positions and the Board may do the same for individuals appointed to the Board. These equity awards are granted as of the immediately following last trading day of the month in which the individual is hired, promoted, or appointed in accordance with the Equity Grant Policy. Additionally, under no circumstances may a grant date for an award be selected which precedes the date of the Board or Compensation Committee approval, as applicable, for the award.
Neither the Board nor the Compensation Committee grant equity awards in anticipation of the release of material nonpublic information. Similarly, we do not time the release of material nonpublic information based on equity award grant dates.
During 2024 we did not issue any equity-based award to any of our NEOs either four business days prior to or one business day after any of our Exchange Act reports.

Award Timing Method	During 2024 we did not issue any equity-based award to any of our NEOs either four business days prior to or one business day after any of our Exchange Act reports.
Award Timing Predetermined	true
MNPI Disclosure Timed for Compensation Value	false